Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38%		September 15, 2016
Class A-2a Notes	$273,400,000.00	0.95%		August 15, 2018
Class A-2b Notes	$100,000,000.00	2.25688%	*	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.41%		February 15, 2020
Class A-4 Notes	$105,720,000.00	1.74%		February 15, 2021
Class B Notes	$31,570,000.00	2.01%		March 15, 2021
Class C Notes	$21,040,000.00	2.26%		March 15, 2022
Total	$1,052,130,000.00
		* One-month LIBOR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$772,072.68

Principal:
Principal Collections	$10,910,081.77
Prepayments in Full	$5,251,027.34
Liquidation Proceeds	$148,694.48
Recoveries	$51,855.98
Sub Total	$16,361,659.57
Collections	$17,133,732.25

Purchase Amounts:
Purchase Amounts Related to Principal	$189,810.13
Purchase Amounts Related to Interest	$683.40
Sub Total	$190,493.53

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,324,225.78

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,324,225.78
Servicing Fee	$247,374.29	$247,374.29	$0.00	$0.00	$17,076,851.49
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,076,851.49
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,076,851.49
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,076,851.49
Interest - Class A-3 Notes	$117,118.38	$117,118.38	$0.00	$0.00	$16,959,733.11
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$16,806,439.11
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,806,439.11
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$16,753,559.36
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,753,559.36
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$16,713,934.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,713,934.03
Regular Principal Payment	$15,534,654.40	$15,534,654.40	$0.00	$0.00	$1,179,279.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,179,279.63
Residual Released to Depositor	$0.00	$1,179,279.63	$0.00	$0.00	$0.00
Total		$17,324,225.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,534,654.40
Total					$15,534,654.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,534,654.40	$51.78	$117,118.38	$0.39	$15,651,772.78	$52.17
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$15,534,654.40	$14.76	$362,917.46	$0.34	$15,897,571.86	$15.10

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$99,675,216.15	0.3322507	$84,140,561.75	0.2804685
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$258,005,216.15	0.2452218	$242,470,561.75	0.2304568

Pool Information
Weighted Average APR	3.164%	3.152%
Weighted Average Remaining Term	31.40	30.60
Number of Receivables Outstanding	23,264	22,611
Pool Balance	$296,849,153.15	$280,214,871.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,047,771.14	$263,513,116.74
Pool Factor	0.2640255	0.2492306

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$5,621,599.30
Yield Supplement Overcollateralization Amount	$16,701,754.49
Targeted Overcollateralization Amount	$37,744,309.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$37,744,309.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$134,668.20
(Recoveries)		78	$51,855.98
Net Loss for Current Collection Period			$82,812.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3348%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8898%
Second Prior Collection Period			1.0756%
Prior Collection Period			0.8281%
Current Collection Period			0.3444%
Four Month Average (Current and Prior Three Collection Periods)			0.7845%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,722	$9,581,465.77
(Cumulative Recoveries)			$1,165,626.37
Cumulative Net Loss for All Collection Periods			$8,415,839.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7485%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,520.01
Average Net Loss for Receivables that have experienced a Realized Loss			$3,091.79

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.62%	274	$4,547,823.74
61-90 Days Delinquent	0.21%	37	$600,931.29
91-120 Days Delinquent	0.04%	7	$105,077.39
Over 120 Days Delinquent	0.11%	18	$322,171.87
Total Delinquent Receivables	1.99%	336	$5,576,004.29

Repossession Inventory:
Repossessed in the Current Collection Period		14	$237,775.12
Total Repossessed Inventory		19	$321,788.07

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2632%
Prior Collection Period			0.2235%
Current Collection Period			0.2742%
Three Month Average			0.2536%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3669%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	32

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer